Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Basic earnings per share [abstract]
Net income attributable to shareholders	$ 227.0	$ 238.9
Weighted average number of shares	98,291,845	106,961,014
Earnings per share - basic	$ 2.31	$ 2.23